INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Merger Arbitrage

Shares		Value ($)
Common Stocks — 111.9%
Consumer Discretionary — 5.3%
20,000	Gaming Partners International Corp.	260,400
39,266	Nevada Gold & Casinos, Inc. (a)	97,772
698,004	UQM Technologies, Inc. (a)	1,151,707

		1,509,879

Financials — 56.5%
33,885	Blue Hills Bancorp, Inc.	809,852
74,019	BSB Bancorp, Inc. (a)	2,430,784
54,000	Citizens First Corp.	1,339,740
2,622	EMC Insurance Group, Inc.	83,589
48,034	HopFed Bancorp, Inc.	946,270
112,954	MBT Financial Corp.	1,131,799
38,058	Navigators Group, Inc.	2,659,112
63,342	Oaktree Capital Group LLC	3,144,930
3,000	SBT Bancorp, Inc.	149,820
110,721	SI Financial Group, Inc.	1,429,408
91,363	TCF Financial Corp.	1,890,301

		16,015,605

Health Care — 12.1%
478,000	CAS Medical Systems, Inc. (a)	1,161,540
190,000	Immune Design, Corp. (a)	1,111,500
12,541	Nightstar Therapeutics ADR (a)	318,165
7,400	Spark Therapeutics, Inc. (a)	842,712

		3,433,917

Industrials — 3.1%
20,000	USG Corp. (a)	866,000

Information Technology — 33.7%
16,000	Ellie Mae, Inc. (a)	1,579,040
69,000	First Data Corp., Class A (a)	1,812,630
1,200	Luxoft Holding, Inc., Class A (a)	70,452
80,300	Maxwell Technologies, Inc. (a)	358,941
8,000	Mellanox Technologies, Ltd. (a)	946,880
3,400	Red Hat, Inc. (a)	621,180
490,000	Top Image Systems, Ltd. (a)	412,678
5,497	Ultimate Software Group, Inc. (a)	1,814,724
5,300	Versum Materials, Inc.	266,643
14,550	Worldpay, Inc., Class A (a)	1,651,425

		9,534,593

Materials — 0.3%
1,400	Bemis, Inc.	77,672
1,200	Goldcorp, Inc.	13,728

		91,400

Real Estate — 0.9%
9,080	Tier REIT, Inc. , REIT	260,233

	Total Common Stocks (Cost $31,341,666)	31,711,627

Shares		Value ($)
Cash Equivalents — 0.6%
Money Market Fund (b) — 0.6%
181,584	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.390%	181,584

	Total Cash Equivalents (Cost $181,584)	181,584

Total Investments —112.5% (Cost $31,523,250)		31,893,211

Securities Sold Short — (67.0)%
Common Stocks — (67.0)%
Communication Services — (0.3)%
(7,140)	Amcor, Inc.	(78,056)

Financials — (46.0)%
(53,635)	Berkshire Hills Bancorp, Inc.	(1,461,017)
(34,065)	Brookfield Asset Management, Class A	(1,589,132)
(46,344)	Chemical Financial	(1,907,519)
(10,607)	First Financial	(445,494)
(55,209)	First Merchants Corp.	(2,034,452)
(35,797)	German American Bancorp	(1,052,432)
(14,904)	Independent Bank Corp.	(1,207,373)
(204,138)	People’s United Financial, Inc.	(3,356,029)

		(13,053,448)

Health Care — (2.2)%
(12,965)	Bristol-Myers Squibb	(618,560)

Information Technology — (11.9)%
(13,582)	Fidelity National Information Services	(1,536,124)
(20,907)	Fiserv (c)	(1,845,670)

		(3,381,794)

Materials — (5.7)%
(44,776)	Newmont Mining	(1,601,638)

Real Estate — (0.9)%
(27,100)	Cousins Properties, REIT	(261,786)

	Total Common Stocks (Proceeds $18,539,236)	(18,995,282)

	Total Securities Sold Short- (67.0)% (Proceeds $18,539,236)	(18,995,282)

Other Assets & Liabilities, Net - 54.1%		15,348,898

Net Assets - 100.0%		28,351,096

(a)	Non-income producing security.
(b)	Rate shown is 7 day effective yield.
(c)	No dividend payable on security sold short.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Merger Arbitrage

The Fund had the following swap contracts, for which $650,000 was pledged as collateral, open at March 31, 2019:

Swap contracts outstanding as of March 31, 2019 were as follows:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)	Market Value ($)
LONG EQUITY TRS
ARRS	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	January 10, 2020	USD	(163,363)	—	4,931	4,931
BHBK	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	January 3, 2020	USD	(625,915)	—	76,748	76,748
BLMT	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	January 31, 2020	USD	(876,506)	—	15,746	15,746
BTG	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 30, 2020	GBP	(243,769)	—	972	972
CELG	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 4, 2020	USD	(1,163,195)	—	46,958	46,958
ELLI	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	April 1, 2020	USD	(644,316)	—	438	438
EPO	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 19, 2020	GBP	518,777	—	2,412	2,412
GGN	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 13, 2020	USD	(1,640,094)	—	93,363	93,363
GPI	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	January 8, 2020	USD	(162,129)	—	(1,049)	(1,049)
GSCN	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 27, 2020	CAD	(1,274,250)	—	(494)	(494)
GZL	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	February 28, 2020	AUD	(328,863)	—	1,873	1,873
JLT	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	February 14, 2020	GBP	(471,629)	—	3,442	3,442
LXFT	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	January 9, 2020	USD	(843,787)	—	16,611	16,611
MBTF	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	May 17, 2019	USD	(740,044)	—	51,966	51,966
MLNX	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 13, 2020	USD	(563,729)	—	(401)	(401)
MXWL	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 6, 2020	USD	(714,651)	—	(40,274)	(40,274)
MYO	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 17, 2020	AUD	(1,183,997)	—	(6,421)	(6,421)
NGT	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 10, 2020	NOK	(449,272)	—	1,072	1,072
NTC	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 10, 2020	AUD	(28,970)	—	(2,678)	(2,678)
ONCE	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	February 28, 2020	USD	(270,214)	—	698	698
RHL	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 30, 2020	AUD	(303,492)	—	(136)	(136)
RHT	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	January 16, 2020	USD	(897,988)	—	10,512	10,512

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Merger Arbitrage

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)	Market Value ($)
LONG EQUITY TRS
SIFI	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	January 9, 2020	USD	(9,959)	—	(289)	(289)
SUM	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 27, 2020	CAD	(1,794,461)	—	(692)	(692)
ULTI	1 Month LIBOR plus 0.50%	Annually	Goldman Sachs	March 31, 2020	USD	(2,061,756)	—	3,535	3,535
UQM	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	January 24, 2020	USD	(133,926)	—	(1,326)	(1,326)
UWNA	3 Month LIBOR plus 0.50%	Annually	Goldman Sachs	January 14, 2020	USD	(44,023)	—	542	542

Total Long Equity Index TRS									278,061